Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of statement of additional information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 181 (“Amendment No. 181”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 181 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000852) on April 26, 2018.

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance Balanced Fund

Eaton Vance Greater India Fund

Eaton Vance Core Bond Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 2, 2018